Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Bonuses	Total Payments
Total	$ 1,185,631	$ 899,801	$ 17,907	$ 120,392	$ 2,223,731
ALGERIA
Total	285,006				285,006
ALGERIA | Government of Algeria, MINISTRY OF FINANCE [Member]
Total	285,006				285,006
COLOMBIA
Total			1,065		1,065
COLOMBIA | Government of Colombia, AGENCIA NACIONAL DE HIDROCARBUROS [Member]
Total			1,065		1,065
OMAN
Total	335,429		5,367	96,868	437,664
OMAN | Government of Oman, MINISTRY OF ENERGY AND MINERALS [Member]
Total			5,367		5,367
OMAN | Government of Oman, MINISTRY OF FINANCE [Member]
Total				96,868	96,868
OMAN | Government of Oman, TAX AUTHORITY [Member]
Total	335,429				335,429
QATAR
Total	78,342				78,342
QATAR | Government of Qatar, GENERAL TAX AUTHORITY [Member]
Total	78,342				78,342
UNITED ARAB EMIRATES
Total	1,129		1,700		2,829
UNITED ARAB EMIRATES | Government of Abu Dhabi, ABU DHABI NATIONAL OIL COMPANY [Member]
Total			1,700		1,700
UNITED ARAB EMIRATES | Government of Abu Dhabi, DEPARTMENT OF FINANCE – ABU DHABI [Member]
Total	1,129				1,129
UNITED KINGDOM
Total	249				249
UNITED KINGDOM | Government of the UK, HM REVENUE & CUSTOMS [Member]
Total	249				249
UNITED STATES
Total	485,476	899,801	9,775	23,524	1,418,576
UNITED STATES | Federal Government, OFFICE OF NATURAL RESOURCES REVENUE [Member]
Total		458,963	9,585	$ 23,524	492,072
UNITED STATES | Federal Government, DEPARTMENT OF TREASURY [Member]
Total	$ 485,476	$ 440,838			926,314
UNITED STATES | Federal Government, US BUREAU OF LAND MANAGEMENT [Member]
Total			$ 190		$ 190